DEBT (Tables)	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
Schedule of Long-Term and Short-Term Debt Instruments

	February 24, 2013	November 25, 2012
	(Dollars in thousands)
Long-term debt
Unsecured:
Senior term loan due 2014	$249,636	$324,424
4.25% Yen-denominated Eurobonds due 2016	42,964	48,508
7.75% Euro senior notes due 2018	395,670	386,520
7.625% senior notes due 2020	525,000	525,000
6.875% senior notes due 2022	385,000	385,000

Total unsecured	1,598,270	1,669,452

Total long-term debt	$1,598,270	$1,669,452

Short-term debt
Senior term loan due 2014	$24,964	$—
Short-term borrowings	56,460	59,759

Total short-term debt	$81,424	$59,759

Total long-term and short-term debt	$1,679,694	$1,729,211

	November 25, 2012	November 27, 2011
	(Dollars in thousands)
Long-term debt
Secured:
Senior revolving credit facility	$—	$100,000
Unsecured:
Senior term loan due 2014	324,424	324,032
8.875% senior notes due 2016	—	350,000
4.25% Yen-denominated Eurobonds due 2016	48,508	118,243
7.75% Euro senior notes due 2018	386,520	400,350
7.625% senior notes due 2020	525,000	525,000
6.875% senior notes due 2022	385,000	—

Total unsecured	1,669,452	1,717,625

Total long-term debt	$1,669,452	$1,817,625

Short-term debt
Senior revolving credit facility	$—	$100,000
Short-term borrowings	59,759	54,747

Total short-term debt	$59,759	$154,747

Total long-term and short-term debt	$1,729,211	$1,972,372

Principal Payments on Short-Term and Long-Term Debt

The table below sets forth, as of November 25, 2012, the Company’s required aggregate short-term and long-term debt principal payments (inclusive of premium and discount) for the next five fiscal years and thereafter.

(Dollars in thousands)
2013	$59,759
2014	324,424
2015	—
2016	48,508
2017	—
Thereafter	1,296,520

Total future debt principal payments	$1,729,211